Equity - Schedule of Common Stock (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Equity [Line Items]
Number of shares	505,277,464	512,301,577	525,575,547
Common stock value	$ 8,197,536	$ 8,197,536	$ 170,381
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	429,485,845	435,456,340	446,739,215
Common stock value	$ 6,967,905	$ 6,967,905	$ 144,823
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	75,791,619	76,845,237	78,836,332
Common stock value	$ 122,963	$ 1,229,631	$ 25,558